Goodwill and intangible assets - Summary of Changes In Goodwill (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	¥ 1,275,112	¥ 952,895
Increase (decrease) due to:
Acquisitions	70,791	274,499
Disposals or classified as held for sale	(14,491)	(445)
Translation adjustments	155,688	48,163
Total changes	211,988	322,217
Balance at end of the fiscal year	1,487,100	1,275,112
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	1,649,041	1,312,615
Increase (decrease) due to:
Balance at end of the fiscal year	1,884,627	1,649,041
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	(373,929)	(359,720)
Increase (decrease) due to:
Balance at end of the fiscal year	¥ (397,527)	¥ (373,929)